SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

Cablevision Systems Corporation

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write-Offs and Other Charges	Additions through Acquisitions	Balance at End of Period
Year Ended December 31, 2010
Allowance for doubtful accounts	$15,710	$63,574	$(61,498)	-	$17,786

Year Ended December 31, 2009
Allowance for doubtful accounts	$13,508	$64,307	$(62,105)	-	$15,710

Year Ended December 31, 2008
Allowance for doubtful accounts	$4,452	$58,177	$(52,958)	$3,837	$13,508

CSC Holdings, LLC

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write-Offs and Other Charges	Additions through Acquisitions	Balance at End of Period
Year Ended December 31, 2010
Allowance for doubtful accounts	$15,710	$63,574	$(61,498)	-	$17,786

Year Ended December 31, 2009
Allowance for doubtful accounts	$13,508	$64,307	$(62,105)	-	$15,710

Year Ended December 31, 2008
Allowance for doubtful accounts	$4,452	$58,177	$(52,958)	$3,837	$13,508